Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 66	$ 47	$ 306	$ 242	$ 125
Adjustments to reconcile net income to net cash from operating activities —
Depreciation and amortization	(57)	45	130	172	152
Transmission revenue collections, net	9	8	21	6	(14)
Deferred income taxes and investment tax credits, net	34	23	143	230	48
Spent nuclear fuel disposal trust income	3	3	13	12	12
New Jersey temporary rate credits, net	20	0	(20)	0	0
Employee benefit costs, net	(6)	(6)	(24)	(22)	(27)
Pension and OPEB mark-to-market adjustments			(55)	(24)	29
Changes in current assets and liabilities-
Receivables	6	44	(21)	(32)	(6)
Prepaid taxes and other current assets	(2)	(2)	0	6	(9)
Accounts payable	(3)	28	87	(7)	(6)
Accrued taxes	(10)	(7)	(10)	17	1
Accrued interest	(11)	7	21	(4)	1
Accrued compensation and benefits	(6)	(5)
Other current liabilities	(9)	5	4	0	(3)
Cash collateral, net	5	19	0	29	(57)
Employee benefit plan funding and related payments			0	(7)	(7)
Other	18	(4)	(24)	(9)	25
Net cash provided from operating activities	57	205	571	609	264
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments	(304)	(206)	(1,105)	(879)	(633)
Sales of investment securities held in trusts	20	27	102	121	38
Purchases of investment securities held in trusts	(23)	(30)	(114)	(134)	(50)
Asset removal costs	(19)	(17)	(84)	(57)	(45)
Other	(1)	0	(3)	0	0
Net cash used for investing activities	(327)	(226)	(1,204)	(949)	(690)
New financing —
Long-term debt			1,350	700	0
Redemptions and repayments —
Long-term debt			(650)	(500)	0
Common stock dividend payments	0	(30)	(120)	(150)	0
Debt issuance costs and other	0	(3)	(18)	(10)	(1)
Equity contribution from parent			0	740	30
Net cash provided from financing activities	270	21	633	340	426
Net change in cash, cash equivalents, and restricted cash	0	0	0	0	0
Cash, cash equivalents, and restricted cash at beginning of period	0	0	0	0	0
Cash, cash equivalents, and restricted cash at end of period	0	0	0	0	0
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest (net of amounts capitalized)			99	96	108
Income taxes, net of refunds			(15)	(101)	(11)
Significant non-cash transactions:
Accrued capital investments	94	79	92	82	59
Related Party
New financing —
Short-term borrowings, net	120	54	71	0	197
Redemptions and repayments —
Short-term borrowings			0	(240)	0
Nonrelated Party
New financing —
Short-term borrowings, net	$ 150	$ 0	0	0	200
Redemptions and repayments —
Short-term borrowings			$ 0	$ (200)	$ 0